Impairment testing of non-financial assets - Main Assumptions used in the Impairment Test (Details) R$ in Thousands	Jun. 30, 2024 BRL (R$)
Colombia CGU
Disclosure of information for cash-generating units [line items]
Revenue growth rate	7.90%
Inputs Operating margin average	17.10%
Pre Tax discount rate	22.00%
Recoverable amount	R$ 401,273
North CGU
Disclosure of information for cash-generating units [line items]
Revenue growth rate	12.70%
Inputs Operating margin average	16.80%
Pre Tax discount rate	16.40%
Recoverable amount	R$ 792,345
East CGU
Disclosure of information for cash-generating units [line items]
Revenue growth rate	12.70%
Inputs Operating margin average	18.60%
Pre Tax discount rate	15.90%
Recoverable amount	R$ 182,428
South CGU
Disclosure of information for cash-generating units [line items]
Revenue growth rate	12.70%
Inputs Operating margin average	19.00%
Pre Tax discount rate	16.30%
Recoverable amount	R$ 128,214
Biological products and special fertilizers CGU
Disclosure of information for cash-generating units [line items]
Revenue growth rate	14.30%
Inputs Operating margin average	44.60%
Pre Tax discount rate	18.50%
Recoverable amount	R$ 682,016